Staff costs - Schedule of deferred variable remuneration systems, digital transformation award (Details) € in Millions, customer in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) market country salesProgram geographies customer case people block	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based payment arrangement
Deferral period	5 years
Total achievement of incentive				83.00%
Digital Transformation Award
Share-based payment arrangement
Maximum number of beneficiaries | people	250
Maximum amount of incentive | €	€ 30
Number of markets with OpenBank | market	3
Minimum number of countries with SuperDigital, excluding Brazil	1
Percent awarded in shares	50.00%
Percent awarded in options over shares	50.00%
Options, vesting period	10 years
Total achievement of incentive			85.00%
Digital Transformation Award | Minimum
Share-based payment arrangement
Deferral period	3 years
Total achievement of incentive		77.50%
Digital Transformation Award | Maximum
Share-based payment arrangement
Deferral period	5 years
Digital Transformation Award 2020 & 2021
Share-based payment arrangement
Options, vesting period	8 years
Digital Transformation Award 2020
Share-based payment arrangement
Number of geographies with global merchant services platform | geographies	3
Number of geographies with global trade services platform | geographies	8
Number of geographies with global platform SuperDigital	4
Number of priority use cases with machine learning deployment | case	4
Number of sales programs with conversion rate optimization roll-out | salesProgram	40
Number of countries with PagoFX global platform	4
Digital Transformation Award 2021
Share-based payment arrangement
Number of countries with Superdigital implemented	7
Number of active customers using Pago Nxt | customer	1.5
Number of customers acquired in Pago Nxt (in percentage)	50.00%
Minimum number of active countries with One Common Mobile Experience	3
Maximum number of active countries with One Common Mobile Experience	4
Minimum number of countries with One Common Mobile Experience as top three rated entity	2
Maximum number of countries with One Common Mobile Experience as top three rated entity	4
Minimum migratable virtual machines on cloud technology (in percentage)	75.00%
Digital Transformation Award 2022
Share-based payment arrangement
Number of different blocks | block	2
Digital Transformation Award 2022, first block
Share-based payment arrangement
Maximum number of beneficiaries | people	250
Maximum amount of incentive | €	€ 30
Percent awarded in shares	50.00%
Percent awarded in options over shares	50.00%
Options, vesting period	10 years
Total achievement of incentive	96.50%
Digital Transformation Award 2022, first block | Minimum
Share-based payment arrangement
Deferral period	3 years
Digital Transformation Award 2022, first block | Maximum
Share-based payment arrangement
Deferral period	5 years
Digital Transformation Award 2022, second block
Share-based payment arrangement
Maximum number of beneficiaries | people	50
Maximum amount of incentive | €	€ 15
Total achievement of incentive	100.00%